Consolidated Balance Sheets $ in Millions, $ in Millions	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Current assets:
Cash and cash equivalents	$ 78.7	$ 281.6
Restricted cash and cash equivalents	5.1	5.0
Restricted cash and cash equivalents - Asbestos	39.8	26.6
Restricted short-term investments - Asbestos	17.7	38.4
Accounts and other receivables, net of provision for doubtful trade debts of US$2.9 million and US$1.3 million as of 31 March 2019 and 31 March 2018	254.6	202.7
Inventories	317.4	255.7
Prepaid expenses and other current assets	31.3	25.4
Insurance receivable - Asbestos	7.5	5.1
Workers’ compensation - Asbestos	2.0	2.1
Total current assets	754.1	842.6
Property, plant and equipment, net	1,388.4	992.1
Goodwill	201.1	4.9
Intangible assets, net	174.4	12.3
Insurance receivable - Asbestos	43.7	52.8
Workers’ compensation - Asbestos	25.8	28.8
Deferred income taxes	1,092.9	29.9
Deferred income taxes - Asbestos	349.3	382.9
Other assets	2.9	4.7
Total assets	4,032.6	2,351.0
Current liabilities:
Accounts payable and accrued liabilities	255.5	193.3
Accrued payroll and employee benefits	84.9	61.8
Accrued product warranties	6.8	7.3
Income taxes payable	13.4	3.2
Asbestos liability	110.5	114.1
Workers’ compensation - Asbestos	2.0	2.1
Other liabilities	9.9	12.8
Total current liabilities	483.0	394.6
Long-term debt	1,380.3	884.4
Deferred income taxes	80.4	66.4
Accrued product warranties	39.8	45.5
Income taxes payable	25.2	25.9
Asbestos liability	979.1	1,101.0
Workers’ compensation - Asbestos	25.8	28.8
Other liabilities	44.6	25.9
Total liabilities	3,058.2	2,572.5
Commitments and contingencies (Note 14)
Shareholders’ equity (deficit):
Common stock, Euro 0.59 par value, 2.0 billion shares authorized; 442,269,905 shares issued and outstanding at 31 March 2019 and 441,524,118 shares issued and outstanding at 31 March 2018	230.0	229.5
Additional paid-in capital	197.6	185.6
Accumulated equity (deficit)	577.1	(635.3)
Accumulated other comprehensive loss	(30.3)	(1.3)
Total shareholders’ equity (deficit)	974.4	(221.5)
Total liabilities and shareholders’ equity (deficit)	$ 4,032.6	$ 2,351.0